U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.   Name and address of issuer:

     MBL Variable Contract Account-12
     520 Broad Street
     Newark, New Jersey 07102

2. Name of each series or class of funds for which this notice if filed:

     Liquid Asset Division
     Growth Division
     Limited Maturity Bond Division
     Balanced Division

3.   Investment Company Act File Number:  811-5849

     Securities Act File Number:   33-30055

4.   Last day of fiscal year for which this notice is filed:
     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
     [ ]

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6.):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9.   Number and aggregate sale price of securities sold during
     the fiscal  year;   $32,196.

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: $32,196.

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):              $ 32,196

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):    + _______

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable:)                        -    0

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24f-2 (if applicable):             + _______

      (v) Net aggregate price of securities
          sold and issued during the fiscal year
          in reliance on rule 24f-2 [line (i),
          plus line (ii), less line (iii), plus
          line (iv)] (if applicable):               32,196


     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                       x 1/3300

    (vii) Fee due [(line (i) or line (v)
          multiplied by line (vi)]                   9.76

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).
     [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  ALBERT W. LEIER
                           Vice President and Controller


Date: February 25, 1997

                 [MBL LIFE ASSURANCE CORPORATION LETTERHEAD]

                       February 25, 1997



MBL Life Assurance Corporation
520 Broad Street
Newark, New Jersey 07102-3111


Re:  MBL Variable Contract Account-12
     SEC File Nos.:  33-30055 and 811-5849


Gentlemen:

I am an Attorney at Law admitted to practice in the State of New Jersey. This opinion is given in connection with the filing by MBL Variable Contract Account-12 (the "Account") of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 with respect to an offering of an indefinite amount of its securities.

Having examined such records, documents and statutes that I have deemed relevant and being generally familiar with the affairs of the Account, I am of the opinion that:

1. The Account is duly organized and validly existing as a Separate Account of MBL Life Assurance Corporation pursuant to provisions of New Jersey Insurance Law.

2. The Units offered by the Account, when issued in the manner contemplated by the Registration Statement, were legally issued, fully paid and non-assessable.

I consent to the use of this opinion in connection with the aforesaid Notice.


Very truly yours,
MBL LIFE ASSURANCE CORPORATION


By:  JUDITH C. KEILP
     Judith C. Keilp
     Counsel